Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Oppenheimer Portfolio Series
Prospectus Date	rr_ProspectusDate	May 30, 2018
Document Creation Date	dei_DocumentCreationDate	May 29, 2018